Liabilities for assets acquisitions (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Mar. 01, 2018	Dec. 31, 2017	Aug. 31, 2014
Liabilities for assets acquisitions
Assets acquisition		R$ 476,482		R$ 102,059
Business combination transaction		516,030		483,927
Liabilities for assets acquisitions and Business combination transaction		992,512		585,986
Total current liabilities		476,954		83,155
Total non-current liabilities		515,558		502,831
Contingent consideration, restated at the Broad Consumer Price Index		40,000
Duratex
Liabilities for assets acquisitions
Assets acquisition		385,397
Facepa
Liabilities for assets acquisitions
Business combination transaction		41,185
Total consideration	R$ 307,876		R$ 307,876
Down payment	267,876
Contingent consideration, restated at the Broad Consumer Price Index	R$ 40,000
VFFIP
Liabilities for assets acquisitions
Business combination transaction		474,845		483,927
Total consideration					R$ 528,941
Down payment					R$ 44,998
Land and farms | Third parties
Liabilities for assets acquisitions
Assets acquisition		R$ 91,085		R$ 102,059